Consolidated statements of changes in equity - DKK (kr) kr in Thousands		Share capital	Share premium	Retained loss (Restated)	Total
Equity at beginning of period (As originally reported) at Dec. 31, 2015		kr 24,353	kr 1,263,179	kr (1,035,301)	kr 252,231
Equity at beginning of period at Dec. 31, 2015					244,803
Restatement1	[1]	0	0	(7,427)	(7,427)
Net result for the year | As originally reported					(153,910)
Net result for the year		0	0	(157,296)	(157,296)	[1]
Warrant compensation expenses		0	22,727	0	22,727
Capital increases		1,789	163,218	0	165,007
Costs related to capital increases		0	(7,861)	0	(7,861)
Equity at end of period (As originally reported) at Dec. 31, 2016		26,142	1,441,263	(1,189,211)	278,194
Equity at end of period at Dec. 31, 2016		26,142	1,441,263	(1,200,024)	267,381
Restatement1	[1]			(10,812)	(10,812)
Net result for the year | As originally reported					(272,271)
Net result for the year		0	0	(275,258)	(275,258)	[1]
Warrant compensation expenses		0	20,156	0	20,156
Capital increases		4,609	569,041	0	573,650
Costs related to capital increases		0	(71,261)	0	(71,261)
Equity at end of period (As originally reported) at Dec. 31, 2017					528,468
Equity at end of period at Dec. 31, 2017		30,751	1,959,199	(1,475,281)	514,669	[1]
Net result for the year		0	0	581,282	581,282
Warrant compensation expenses		0	17,468	0	17,468
Capital increases		36	2,826	0	2,862
Equity at end of period at Dec. 31, 2018		kr 30,787	kr 1,979,493	kr (893,999)	kr 1,116,281

[1]	See note 1 to the consolidated financial statements.